Expense Example - Hartford Healthcare HLS Fund	IA Year 1	IA Year 3	IA Year 5	IA Year 10	IB Year 1	IB Year 3	IB Year 5	IB Year 10
USD ($)	93	290	504	1,120	118	368	638	1,409